Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest	12 Months Ended
Dec. 31, 2025
Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest
Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest

Note 30.Net loss attributable to WISeKey International Holding Ltd and transfers to/from the noncontrolling interest

The purpose of this schedule is to disclose the effects of the changes in WISeKey’s ownership interest in its subsidiaries on WISeKey’ equity.

	12 months ended December 31,
USD’000	2025	2024	2023
Net loss attributable to WISeKey International Holding Ltd	(8,356)	(23,216)	(15,213)
Increase / (decrease) in APIC for the sale of 91,485,610, 84,592,712 and 9,445,607 Ordinary Shares of SEALSQ Corp	1,973	9,812	(147)
Increase in APIC for the sale of 3,333,333, nil and nil shares of SEALCOIN AG	215	—	—
Increase in APIC for the sale of 870, nil and nil shares of WiSeSat.Space AG	96	—	—
Decrease in APIC for the sale of nil, 14,286 and nil shares of WISe.ART AG	—	(42)	—
Net transfers (to) from noncontrolling interest	2,284	9,770	(147)
Change from net loss attributable to WISeKey International Holding Ltd’s shareholders and transfers (to) from noncontrolling interest	(6,072)	(13,446)	(15,360)

Share Purchase Agreements with Several Institutional Investors

On May 5, 2025, the Group entered into a Securities Purchase Agreement with several institutional investors to sell and issue 10 million ordinary shares of SEALSQ for a total subscription price of USD 20 million.

On July 14, 2025, the Group entered into a Securities Purchase Agreement with several institutional investors to sell and issue 15 million ordinary shares of SEALSQ together with Class A ordinary share purchase warrants to purchase up to 15 million ordinary shares of SEALSQ (the ”Class A Warrants”) and Class B ordinary share purchase warrants to purchase up to 15 million ordinary shares of SEALSQ (the ”Class B Warrants” and, together with the Class A Warrants, the ”Warrants”), for a subscription price of USD 60.0 million, with each ordinary share of SEALSQ sold in the offering accompanied by one Class A Warrant and one Class B Warrant. The Class A Warrants and Class B Warrants are immediately exercisable, have an exercise price of USD 4.60 per ordinary share of SEALSQ, and expire seven years from the date of issuance. Each Warrant is exercisable for one ordinary share of SEALSQ.

On October 15, 2025, the Group entered into a Securities Purchase Agreement with several institutional investors to sell and issue (i) 12,640,000 ordinary shares of SEALSQ and (ii) in the concurrent private placement, pre-funded ordinary share purchase warrants to purchase up to 14,026,666 ordinary shares of SEALSQ (the “Pre-funded Warrants”) together with Class D ordinary share purchase warrants to purchase up to 53,333,332 ordinary shares of SEALSQ (the “Class D Warrants” and, together with the Pre-funded Warrants, the “Private Warrants”), for aggregate gross proceeds of USD 200 million. Each Pre-funded Warrant is exercisable for one ordinary share of SEALSQ at an exercise price of USD 0.0001 per share and is immediately exercisable until exercised in full. The Class D Warrants are immediately exercisable, have an exercise price of USD 9.25 per ordinary share of SEALSQ, and expire seven years from the date of issuance. Each Class D Warrant is exercisable for one ordinary share of SEALSQ.

At-the-Market Facility

On May 19, 2025, the Group entered into an at-the-market (“ATM”) equity offering program for its subsidiary SEALSQ, pursuant to which it may offer and sell ordinary shares of SEALSQ having an aggregate offering price of up to USD 100 million from time to time through a designated sales agent.

For the year ended December 31, 2025, 15,450,000 ordinary shares of SEALSQ were sold under the ATM program generating gross proceeds of USD 71,066,307 and net proceeds of USD 68,591,229 after commissions and offering expenses. As at December 31, 2025, approximately USD 28.9 million of the ATM facility remained available for future sales.

Inducement Offer to Exercise Existing Ordinary Share Purchase Warrants

On October 6, 2025, the Group, through its subsidiaries SEALSQ, entered into a Warrant Inducement Agreement with certain institutional investors under which all outstanding Class A Warrants were exercised or exchanged in full at an exercise price of USD 4.60 per ordinary share of SEALSQ, resulting in gross proceeds of USD 69.0 million.

In consideration for the early exercise of the Class A Warrants, the Group issued Class C ordinary share purchase warrants to purchase up to an aggregate of 26,250,000 ordinary shares of SEALSQ (the “Class C Warrants”). The Class C Warrants are immediately exercisable, have an exercise price of USD 5.10 per ordinary share of SEALSQ, and expire seven years from the date of issuance.

Warrant exercise

During the year ended December 31, 2025, the Group issued a total of 35,496,048 ordinary shares of SEALSQ to certain institutional investors upon the exercise of warrants and pre-funded warrants, resulting in gross proceeds of USD 56,839,132.